Subsequent Events (Details) - USD ($)				1 Months Ended
	Nov. 03, 2021	Oct. 08, 2021	Dec. 16, 2020	Jan. 31, 2021
Subsequent Event [Line Items]
Total consideration			$ 236,887,000
Bank of America [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Repayment of debt				$ 3,012,000
Hot Air, Inc [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Percentage of equity interest acquired		100.00%
Subsequent Event, Description		As of September 30, 2021, Hot Air had 61 company owned restaurants in Florida, Delaware, Pennsylvania, New Jersey, New York, Massachusetts, Maryland and Rhode Island.
Total consideration	$ 156,600,000
Assumptions of net indebtedness	75,600,000
Non-convertible Redeemable Preferred Stock [Member] | Hot Air, Inc [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Shares issued to acquire business	53,000,000.0
Common Stock [Member] | Hot Air, Inc [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Shares issued to acquire business	$ 28,000,000.0